Taxes Payables	9 Months Ended	12 Months Ended
	Dec. 31, 2015	Mar. 31, 2015	Mar. 31, 2014
Taxes Payables

Note 10 – Taxes Payables

The taxes payable comprises of below items as at December 31, 2015 and March 31, 2015;

	31/12/2015	31/03/2015
VAT payable	$2,221	$2,390
NBT Payable	8,961	9,642
Stamp Duty Payable	48	42
PAYE	25,178	56,366
Tax payable	-	231
	$36,408	$68,671

Note 11 – Taxes Payables

The taxes payable comprises of below items as at March 31, 2015 and 2014;

	31/03/2015	31/03/2014
VAT payable	$2,390	$43,507
NBT Payable	9,642	9,824
Stamp Duty Payable	42	35
PAYE	56,366	61,608
Tax payable	231	1,427
	$68,671	$116,401

Duo Software (Pvt.) Limited [Member]
Taxes Payables

Note 9 – Taxes Payables

The taxes payable comprises of below items as at March 31, 2014 and 2013;

	31/03/2014	31/03/2013
VAT payable	$43,507	$44,815
NBT Payable	9,824	10,143
Stamp Duty Payable	35	31
PAYE	61,608	65,699
Tax payable	1,427	127
	$116,401	$120,815